OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND ACCRUALS

Other payables and accruals consist of the followings:

	As of December 31,
	2025	2024
Accrued production cost	$321,571	$203,780
Accrued salary	456,372	133,619
Accrued social security benefits	70,202	68,643
Accrued utilities	33,914	33,125
Accrued business tax and others	144,833	49,201
Total	$1,026,892	$488,368